Share-Based Payments - Restricted Stock Unit Program (Details) - RSUs	6 Months Ended
	Jun. 30, 2025 shares kr / shares	Jun. 30, 2024 shares kr / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSUs granted (in shares)	636,825	452,485
Weighted average fair value per RSU granted (in DKK per share) | kr / shares	kr 1,601.95	kr 2,010.05
RSUs vested (in shares)	180,822	130,579